CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Total operating revenues	$ 438,637	$ 448,750	$ 430,604
Vessel operating expenses	(108,926)	(121,290)	(96,860)
Voyage, charterhire and commission expenses (including expenses from collaborative arrangement)	(12,634)	(38,841)	(105,826)
Administrative expenses	(35,311)	(52,171)	(51,542)
Project development expenses	(8,891)	(4,990)	(21,690)
Depreciation and amortization	(107,923)	(113,033)	(93,689)
Impairment of long-term assets	0	(42,098)	0
Total operating expenses	(273,685)	(372,423)	(369,607)
Other operating income
Realized and unrealized (losses)/gains on oil derivative instrument	(42,561)	(26,001)	16,767
Other operating income	3,262	10,333	36,722
Operating income/(loss)	125,653	60,659	114,486
Other non-operating income
Gain on disposal of long lived asset	5,682	0	0
Total other non-operating income	5,682	0	0
Financial income/(expense)
Interest income	1,572	10,479	10,133
Interest expense	(69,354)	(103,124)	(101,908)
Losses on derivative instruments	(52,423)	(38,044)	(30,541)
Other financial items, net	(1,552)	(5,522)	(1,481)
Net financial expense	(121,757)	(136,211)	(123,797)
Income/(Loss) before taxes and equity in net losses of affiliates	9,578	(75,552)	(9,311)
Income taxes	(981)	(1,024)	(1,267)
Equity in net losses of affiliates	(176,527)	(45,799)	(157,636)
Net loss	(167,930)	(122,375)	(168,214)
Net income attributable to non-controlling interests	(105,627)	(89,581)	(63,214)
Net loss attributable to stockholders of Golar LNG Limited	$ (273,557)	$ (211,956)	$ (231,428)
Loss per share attributable to Golar LNG Ltd stockholders Per common share amounts:
Basic and diluted loss per share (in dollars per share)	$ (2.82)	$ (2.11)	$ (2.30)
Cash dividends paid per share (in dollars per share)	$ 0	$ 0.45	$ 0.28
Non-collaborative Arrangement Transactions
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Voyage, charterhire and commission expenses (including expenses from collaborative arrangement)	$ (12,634)	$ (19,908)	$ (22,625)
Collaborative Arrangement
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Voyage, charterhire and commission expenses (including expenses from collaborative arrangement)	0	(18,933)	(83,201)
Time and voyage charter revenues | Non-collaborative Arrangement Transactions
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Total operating revenues	191,881	185,407	204,839
Time charter revenues - collaborative arrangement | Collaborative Arrangement
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Total operating revenues	0	23,359	73,931
Liquefaction services revenue
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Total operating revenues	226,061	218,096	127,625
Vessel and other management fees
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Total operating revenues	$ 20,695	$ 21,888	$ 24,209